Preferred Stock (Schedule of Aggregate Liquidation Preference of Preferred Stock Issued and Outstanding) (Details) (Preferred stock (Note 15) [Member], JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Aggregate amount of liquidation preference, Ending of fiscal year	¥ 390,001	¥ 640,001	¥ 640,001
Aggregate amount of liquidation preference, Net change during the fiscal year	(250,000)
Class 3 [Member]
Aggregate amount of liquidation preference, Ending of fiscal year		250,000	250,000
Aggregate amount of liquidation preference, Net change during the fiscal year	(250,000)
Class 5 [Member]
Aggregate amount of liquidation preference, Ending of fiscal year	390,000	390,000	390,000
Aggregate amount of liquidation preference, Net change during the fiscal year
Class 11 [Member]
Aggregate amount of liquidation preference, Ending of fiscal year	1	1	1
Aggregate amount of liquidation preference, Net change during the fiscal year